Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of income tax and social contribution expense

21.1	Reconciliation of income tax and social contribution expense

	For the year ended December 31,
	2021	2020	2019

Earnings before income tax and social contribution	1,849	1,625	1,502
Expense of income tax and social contribution	(629)	(553)	(511)
Adjustments to reflect the effective rate
Tax fines	(1)	(1)	(2)
Share of profits	16	105	84
Interest on Equity	22	—	—
ICMS subsidy - tax incentives (i)	241	—	—
Interest Selic credits (ii)	81	—	—
Credits of monetary corrections	11	—	—
Tax benefits	22	29	—
Other permanent differences	(2)	(16)	3
Effective income tax	(239)	(436)	(426)
Income tax and social contribution for the year
Current	(366)	(704)	(293)
Deferred	127	268	(133)

Income tax and social contribution expenses	(239)	(436)	(426)
Effective rate	12,9%	26.8%	28.4%

(i)	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law n° 160/17 and Law n°. 12,973/14. At the year ended December 31, 2021, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted in the tax incentive reserve (see note 22.4).
(ii)	The credit refers to the decision general repercussion of STF which understood that the SELIC interest arising from the repetition of undue payment, have the nature of emergent damage. Therefore, there is no incidence of IRPJ and CSLL on the interest portion.

Key components of deferred income tax and social contribution in the balance sheets are the following:

Key components of deferred income tax and social contribution in the balance sheets are the following:

	As of December 31,
	2021			2020
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	167	—	167	—	—	—
Provision for legal proceedings	59	—	59	81	—	81
Exchange rate variation	—	(7)	(7)	26	—	26
Goodwill tax amortization	—	(317)	(317)	—	(315)	(315)
Fair value adjustment	1	—	1	—	(2)	(2)
Property, plant and equipment, intangible and investment properties	33	—	33	37	—	37
Unrealized gains with tax credits	—	(28)	(28)	—	(60)	(60)
Cash flow hedge	—	(26)	(26)	—	(20)	(20)
Lease net of right of use	150	—	150	131	—	131
Modification debt effects - IFRS 9	—	—	—	24	—	24
Others	13	—	13	16	—	16
Gross deferred income tax and social contribution assets (liabilities)	423	(378)	45	315	(397)	(82)
Compensation	(378)	378	—	(315)	315	—

Net deferred income tax and social contribution assets (liabilities), net	45	—	45	—	(82)	(82)

The Company estimates the recovery of the deferred tax assets as of December 31, 2021 as follows:

The Company estimates the recovery of the deferred tax assets as of December 31, 2021 as follows:

Years	Amounts
Up to 1 year	26
From 1 year to 2 years	225
From 4 years to 5 years	5
More than 5 years	167
423

Schedule of changes in deferred income tax and social contribution

	For the year ended December 31,
	2021	2020	2019
At the beginning of the year	(82)	(1,191)	(265)
Benefits (expenses) in the year	127	372	(162)
Corporate reorganization	—	45	—
Deconsolidation	—	883	—
Purchase partnership	—	—	(747)
Conversion currency adjustment	—	—	(18)
Exchange variation	—	(193)	—
Others	—	2	1
At the end of the year	45	(82)	(1,191)